Revenue Recognition - Schedule of Prepaid Customer Rebates Future Amortization (Detail) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from Contract with Customer [Abstract]
2018	$ 22,522
2019	12,537
2020	8,964
2021	6,562
2022	4,597
Thereafter	6,529
Total prepaid customer rebates	$ 61,711	$ 40,700,000	$ 47,900,000